Note 5 - Impairment charge (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use		13.50%
Growth rate used in current estimate of value in use		2.00%
Impairment charge		$ 76,725	$ 57,075	$ 622,402
Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge		63,100		582,000
All other segments [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge		$ 13,600
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use		13.40%
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use		20.20%
OCTG (USA) [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge				225,000
IPSCO [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge				357,000
Coiled Tubing [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge				4,000
Rods USA [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge				$ 36,000
NKKTUBES [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			57,000
Carrying amount after impairment	$ 53,000		$ 53,000
NKKTUBES [member] | Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	$ 57,000